Convertible Shareholder Notes Payable (Detail)	1 Months Ended		12 Months Ended
	Aug. 31, 2014 $ / shares shares	Apr. 30, 2014 USD ($) Stockholders	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Class Of Stock [Line Items]
Interest expense			$ 330,000	$ 371,000
The Bridge Notes
Class Of Stock [Line Items]
Face amount of debt		$ 6,000,000
Issuance of promissory notes		$ 3,000,000
Debt instrument annual interest rate		7.00%
Debt instrument, maturity date		Apr. 30, 2015
Debt conversion Converted instrument Warrants options | shares	112,802
Class of warrant Exercise | $ / shares	$ 0.02
Interest expense				$ 69,000
The Bridge Notes | Series B Preferred Stock
Class Of Stock [Line Items]
Debt converted into shares of convertible preferred stock | shares	1,137,652
Executive Officer | The Bridge Notes
Class Of Stock [Line Items]
Number of stockholders | Stockholders		2
Director | The Bridge Notes
Class Of Stock [Line Items]
Number of stockholders | Stockholders		1